LEASES - Lease and other financing obligations secured by assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE
Accounts receivable, net of allowance for credit losses	¥ 2,545,913	¥ 2,406,025
Property and equipment, net	47,499,494	46,916,628
Operating lease right-of-use assets, net	5,436,288	5,633,946
Total assets	74,446,690	74,813,954
Asset pledged as security | Finance lease and other financing obligations
LEASE
Accounts receivable, net of allowance for credit losses	69,264	145,764
Property and equipment, net	1,422,563	1,372,568
Operating lease right-of-use assets, net	19,113
Total assets	¥ 1,510,940	¥ 1,518,332